Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Premises and Equipment
Schedule of premises and equipment

	2019	2018
	(In Thousands)
Premises	$5,003	$5,003
Furniture and equipment	3,452	3,357
	8,455	8,360
Accumulated depreciation and amortization	(6,016)	(5,629)
	$2,439	$2,731

Schedule of components of the lease expense

For the year
ended December 31,
(In thousands)	2019
Operating lease cost	$387
Short-term lease cost	69
Total	$456

Schedule of supplemental cash flow and balance sheet information related to leases

For the year
ended December 31,
(In thousands)	2019
Cash paid for amount included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	$387

(In thousands, except lease term and discount rate)	December 31, 2019
Operating Leases
Operating lease right-of-use assets	$2,123
Operating lease liabilities	$2,322

Weighted Average Remaining Lease Term
Operating Leases	8.6	years

Weighted Average Discount Rate
Operating Leases	3.52%

Schedule of maturities of lease liabilities

Year Ending December 31,
(In thousands)
2020	$318
2021	312
2022	252
2023	194
2024	206
Thereafter	1,040
Total minimum lease payments	$2,322